POST-EMPLOYMENT BENEFITS - Remeasurement Recognized in OCI and Equity (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Return on plan assets (excluding interest income)	CAD 160	CAD 97
Domestic defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Return on plan assets (excluding interest income)	92	32
Change in financial assumptions	(168)	(69)
Effect of experience adjustments	16	(65)
Change in asset ceiling	0	3
Remeasurement loss recognized in other comprehensive loss and equity	CAD (60)	CAD (99)